UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)



















PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2010

















                                                                      (Form N-Q)

48447-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2010 (unaudited)

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (3.3%)

              GENERAL OBLIGATION (2.2%)
$  10,000     Houston                                                 0.33%       12/02/2010     $    10,000
   20,000     Houston                                                 0.30        12/07/2010          20,000
   45,350     South Carolina Association of Governmental
                 Organizations                                        0.75         3/01/2011          45,396
    2,000     South Euclid                                            1.00         3/29/2011           2,003
    8,595     South Euclid                                            1.00         9/28/2011           8,614
   30,000     State of Texas                                          2.00         8/31/2011          30,411
                                                                                                 -----------
                                                                                                     116,424
                                                                                                 -----------
              SALES TAX (1.1%)
   20,000     Dallas Area Rapid Transit                               0.38        11/15/2010          20,000
   20,000     Dallas Area Rapid Transit                               0.38        11/18/2010          20,000
   15,000     Dallas Area Rapid Transit                               0.30        12/06/2010          15,000
                                                                                                 -----------
                                                                                                      55,000
                                                                                                 -----------
              Total Fixed-Rate Instruments (cost: $171,424)                                          171,424
                                                                                                 -----------
              COMMERCIAL PAPER (12.9%)

              AEROSPACE & DEFENSE (0.5%)
   25,000     Honeywell International (a),(b)                         0.28         3/30/2011          24,971
                                                                                                 -----------
              DIVERSIFIED BANKS (0.5%)
   25,000     Gotham Funding Corp., ABS (a),(b)                       0.25        11/05/2010          24,999
                                                                                                 -----------

              EDUCATION (3.2%)
   40,000     Board of Regents of University of Texas                 0.26        12/07/2010          40,000
   30,000     Board of Regents of University of Texas                 0.26         2/03/2011          30,000
   20,000     Board of Trustees of Michigan State Univ.               0.40        11/04/2010          20,000
   17,600     Cornell Univ.                                           0.29        11/08/2010          17,599
   15,500     Cornell Univ.                                           0.24        11/16/2010          15,498
   10,000     John Hopkins Univ.                                      0.25        11/09/2010          10,000
   20,000     Yale Univ.                                              0.27         1/06/2011          19,990
   15,150     Yale Univ.                                              0.24         1/12/2011          15,143
                                                                                                 -----------
                                                                                                     168,230
                                                                                                 -----------
              EDUCATION SERVICES (0.4%)
   10,000     Baylor Univ.                                            0.25        11/10/2010           9,999
   10,000     Baylor Univ.                                            0.25        11/17/2010           9,999
                                                                                                 -----------
                                                                                                      19,998
                                                                                                 -----------
              ELECTRIC/GAS UTILITIES (1.1%)
   29,707     Nebraska Public Power District                          0.28         1/21/2011          29,689

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  30,061     New York Power Auth.                                    0.28%       12/09/2010     $    30,052
                                                                                                 -----------
                                                                                                      59,741
                                                                                                 -----------
              GENERAL OBLIGATION (1.1%)
   38,500     Texas Public Finance Auth.                              0.28        11/02/2010          38,500
    8,500     Texas Public Finance Auth.                              0.34        11/12/2010           8,500
   11,800     Texas Public Finance Auth.                              0.29        12/15/2010          11,800
                                                                                                 -----------
                                                                                                      58,800
                                                                                                 -----------
              HOSPITAL (3.6%)
    6,250     Catholic Health Initiatives                             0.30        12/31/2010           6,250
   36,650     Catholic Health Initiatives                             0.30         1/07/2011          36,650
   36,300     Catholic Health Initiatives                             0.33         1/13/2011          36,300
   50,649     Catholic Health Initiatives                             0.34         2/17/2011          50,649
   58,400     Catholic Health Initiatives                             0.39         3/17/2011          58,400
                                                                                                 -----------
                                                                                                     188,249
                                                                                                 -----------
              MUNICIPAL FINANCE (0.6%)
   31,700     Vermont EDA                                             0.45        11/23/2010          31,700
                                                                                                 -----------
              PACKAGED FOODS & MEAT (0.7%)
   35,000     Nestle Capital Corp. (a),(b)                            0.50         1/05/2011          34,969
                                                                                                 -----------
              REAL ESTATE OPERATING COMPANIES (0.5%)
   27,900     Medical Building Funding Corp., IX, LLC
                 (LOC - Bank of Nova Scotia)(LOC - KBC
                 Bank, N.V.)                                          0.65        11/01/2010          27,900
                                                                                                 -----------
              SOFT DRINKS (0.7%)
   35,000     Coca-Cola Co. (a),(b)                                   0.44        12/03/2010          34,986
                                                                                                 -----------
              Total Commercial Paper (cost: $674,543)                                                674,543
                                                                                                 -----------
              PUT BONDS (0.2%)

              BUILDINGS (0.2%)
   10,000     New York Liberty Dev. Corp. (cost: $10,000)             0.32        12/01/2049          10,000
                                                                                                 -----------
              VARIABLE-RATE DEMAND NOTES (80.8%)

              AGRICULTURAL PRODUCTS (0.2%)
    5,430     Bybee Foods, LLC (LOC - Key Bank, N.A.)                 0.58        11/01/2026           5,430
    4,005     Yakima County Public Corp.
                 (LOC - Key Bank, N.A.)                               0.55         4/01/2018           4,005
                                                                                                 -----------
                                                                                                       9,435
                                                                                                 -----------
              AIRLINES (0.7%)
   35,000     Chicago-O'Hare International Airport (LOC -
                 Bayerische Landesbank)                               0.29         5/01/2035          35,000
                                                                                                 -----------
              AIRPORT SERVICES (0.9%)
   22,570     Holland-Sheltair Aviation Funding, LLC
                 (LOC - Federal Home Loan Bank of Atlanta)            0.33         5/01/2035          22,570
   14,135     Holland-Sheltair Aviation Funding, LLC
                 (LOC - Federal Home Loan Bank of Atlanta)            0.33         5/01/2048          14,135

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   8,415     Metropolitan Nashville Airport Auth. (LOC -
                 Regions Bank)                                        1.88%        4/01/2030     $     8,415
                                                                                                 -----------
                                                                                                      45,120
                                                                                                 -----------
              AIRPORT/PORT (1.0%)
    7,500     Chicago Midway Airport (LOC - JPMorgan
                 Chase Bank, N.A.)                                    0.30         1/01/2025           7,500
    5,000     Clark County (LOC - Bayerische Landesbank)              0.30         7/01/2029           5,000
   12,085     Clark County Passenger Facility (LOC -
                 Bayerische Landesbank)                               0.30         7/01/2022          12,085
    9,750     Denver City and County Airport System (LOC -
                 Lloyds TSB Bank plc)                                 0.31        11/15/2025           9,750
    5,910     Gadsden Airport Auth. (LOC - Wells Fargo
                 Bank, N.A.)                                          0.33         8/01/2024           5,910
    4,900     New Jersey EDA (LOC - SunTrust Bank)                    0.36        12/01/2027           4,900
    3,000     New Jersey EDA (LOC - SunTrust Bank)                    0.36        12/01/2027           3,000
    6,440     Sarasota Manatee Airport Auth. (LOC -
                 SunTrust Bank)                                       0.36         8/01/2014           6,440
                                                                                                 -----------
                                                                                                      54,585
                                                                                                 -----------

              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    6,060     St. Charles Parish (LOC - Capital One, N.A.)            0.66         9/01/2024           6,060
                                                                                                 -----------

              APPROPRIATED DEBT (2.2%)
   60,240     Allegheny County (INS)(LIQ)                             0.36        11/01/2039          60,240
   27,135     Cleveland Economic & Community Dev. (LOC -
                 RBS Citizens, N.A.)                                  0.45        12/01/2033          27,135
    9,425     Downtown Renaissance, Inc. (LOC - RBC Bank (USA))       0.80         2/01/2025           9,425
   17,500     Emmaus General Auth. (INS)(LIQ)                         0.32        12/01/2028          17,500
                                                                                                 -----------
                                                                                                     114,300
                                                                                                 -----------

              ASSET-BACKED FINANCING (2.8%)
       75     Capital Markets Access Co., LC (LOC -
                 SunTrust Bank)                                       0.60         8/01/2020              75
   14,495     Capital Markets Access Co., LC (LOC -
                 SunTrust Bank)                                       0.65         4/01/2033          14,495
    8,030     Capital Markets Access Co., LC (LOC - RBC
                 Bank (USA))                                          0.80         5/01/2034           8,030
   11,515     Capital Markets Access Co., LC (LOC -
                 SunTrust Bank)                                       0.65         6/27/2036          11,515
   15,000     Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                              0.27        12/01/2043          15,000
   62,700     North Texas Higher Education Auth., Inc. (LOC -
                 Bank of America, N.A.)(LOC - Lloyds TSB
                 Bank plc)                                            0.28         6/01/2045          62,700
   33,100     North Texas Higher Education Auth., Inc. (LOC -
                 Bank of America, N.A.)(LOC - Lloyds TSB
                 Bank plc)                                            0.28        12/01/2046          33,100
                                                                                                 -----------
                                                                                                     144,915
                                                                                                 -----------

              AUTO PARTS & EQUIPMENT (0.2%)
    2,605     Dayton Wheel Concepts, Inc. (LOC - PNC Bank,
                 N.A.)                                                0.32         5/01/2024           2,605
    5,490     Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                                0.45         7/01/2040           5,490
    4,005     Metal Forming & Coining Corp. (LOC - PNC
                 Bank, N.A.)                                          0.32         7/01/2018           4,005
                                                                                                 -----------
                                                                                                      12,100
                                                                                                 -----------

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
$  11,175     Franklin IDB (LOC - Fifth Third Bank)                   0.61%        4/01/2030     $    11,175
                                                                                                 -----------
              AUTOMOTIVE RETAIL (0.2%)
    5,889     Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                          0.32         5/01/2015           5,889
    2,965     Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                          0.32         3/01/2021           2,965
                                                                                                 -----------
                                                                                                       8,854
                                                                                                 -----------
              BIOTECHNOLOGY (0.2%)
   10,925     Westgate Investment Fund, LLC (LOC - Wells
                 Fargo Bank, N.A.)                                    0.28         2/01/2012          10,925
                                                                                                 -----------
              BROADCASTING (0.1%)
    2,700     New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)        0.35        10/01/2021           2,700
                                                                                                 -----------
              BUILDING PRODUCTS (1.4%)
    4,140     Cornell Iron Works, Inc. (LOC - Bank of
                 America, N.A.)                                       0.33         4/01/2019           4,140
    1,305     Haas Door Co., Inc. (LOC - PNC Bank, N.A.)              0.40         6/01/2030           1,305
    5,200     Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)         0.38         4/01/2028           5,200
    3,700     Miami-Dade County IDA (LOC - SunTrust Bank)             0.70         8/01/2018           3,700
    7,985     Moondance Enterprises, LP (LOC - PNC Bank, N.A.)        0.32        11/01/2020           7,985
    3,100     Pinellas County IDA (LOC - RBC Bank (USA))              0.41         5/01/2027           3,100
    4,355     Schmitz Ready Mix, Inc. (LOC - Federal Home
                 Loan Bank of Chicago)                                0.27         4/01/2046           4,355
    3,900     Tazewell County IDA (LOC - PNC Bank, N.A.)              0.36         2/01/2017           3,900
   27,650     Union County (LOC - SunTrust Bank)                      0.65        10/01/2027          27,650
   10,000     Warren County (LOC - JPMorgan Chase Bank, N.A.)         0.33        12/01/2031          10,000
    2,800     West Des Moines (LOC - Wells Fargo Bank, N.A.)          0.49         4/01/2025           2,800
                                                                                                 -----------
                                                                                                      74,135
                                                                                                 -----------

              BUILDINGS (0.4%)
   19,400     Aquarium Parking Deck, LLC (LOC - Federal
                 Home Loan Bank of Atlanta)                           0.33         4/01/2020          19,400
    2,645     Security Partners, LP (LOC - Wells Fargo Bank, N.A.)    0.33         3/15/2012           2,645
                                                                                                 -----------
                                                                                                      22,045
                                                                                                 -----------

              CASINOS & GAMING (0.7%)
    9,000     Michigan Strategic Fund Ltd. (LOC - Deutsche
                 Bank Trust Co.)                                      0.31         3/01/2039           9,000
   28,120     Santa Rosa Rancheria Tachi Yokut Tribe (LOC -
                 JPMorgan Chase Bank, N.A.)                           0.29         9/01/2019          28,120
                                                                                                 -----------
                                                                                                      37,120
                                                                                                 -----------

              COMMERCIAL PRINTING (0.2%)
    3,477     Fairway, LLC (LOC - Federal Home Loan Bank
                 of San Francisco)                                    0.59        12/01/2023           3,477
    2,455     John E. Staten Properties, Inc. (LOC - PNC
                 Bank, N.A.)                                          0.40        10/01/2021           2,455

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   4,050     South Carolina Jobs EDA (LOC - Wells Fargo
                 Bank, N.A.)                                          0.44%        4/01/2033     $     4,050
                                                                                                 -----------
                                                                                                       9,982
                                                                                                 -----------

              COMMODITY CHEMICALS (0.1%)
    5,430     BleachTech, LLC (LOC - PNC Bank, N.A.)                  0.32        11/01/2035           5,430
                                                                                                 -----------
              COMMUNITY SERVICE (0.7%)
   11,685     Miami-Dade County IDA (LOC - Federal Home
                 Loan Bank of Atlanta)                                0.28         5/01/2028          11,685
   14,650     Michigan Strategic Fund Ltd. (LOC - Bank of
                 America, N.A.)                                       0.28         6/01/2031          14,650
    8,995     Toledo Lucas County Port Auth. (LOC - Fifth
                 Third Bank)                                          0.51         9/01/2019           8,995
                                                                                                 -----------
                                                                                                      35,330
                                                                                                 -----------

              CONSTRUCTION & ENGINEERING (0.4%)
   18,280     Boland Holdings, LLC (LOC - PNC Bank, N.A.)             0.30        12/01/2039          18,280
                                                                                                 -----------

              CONSTRUCTION MATERIALS (0.1%)
    2,790     DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)       0.32         1/01/2015           2,790
    2,490     Lee County IDA (LOC - SunTrust Bank)                    1.46         4/01/2017           2,490
                                                                                                 -----------
                                                                                                       5,280
                                                                                                 -----------

              DISTRIBUTORS (0.4%)
   16,520     Bhavnani, LLC (LOC - U.S. Bank, N.A.)                   0.49         5/01/2038          16,520
    2,120     Dooly County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                     0.36         1/01/2020           2,120
                                                                                                 -----------
                                                                                                      18,640
                                                                                                 -----------

              DIVERSIFIED CHEMICALS (0.1%)
    6,500     Port of Port Arthur Navigation District                 0.44         4/01/2033           6,500
                                                                                                 -----------
              DIVERSIFIED METALS & MINING (0.1%)
    1,850     Lancaster IDA (LOC - Fulton Bank)                       2.10         1/01/2015           1,850
    1,730     Lancaster IDA (LOC - Fulton Bank)                       2.10         1/01/2027           1,730
                                                                                                 -----------
                                                                                                       3,580
                                                                                                 -----------

              DIVERSIFIED REAL ESTATE ACTIVITIES (4.8%)
    9,270     2880 Stevens Creek, LLC (LOC - Bank of the
                 West)                                                0.30        11/01/2033           9,270
   19,690     CHF-Elon, LLC (LOC - Regions Bank)                      1.26         6/01/2035          19,690
    8,703     Cornerstone Funding Corp. I (LOC - RBS
                 Citizens, N.A.)                                      3.22         8/01/2031           8,703
    3,900     Douglas County Dev. Auth. (LOC - Wells Fargo
                 Bank, N.A.)                                          0.33        12/01/2014           3,900
    6,150     Fiore Capital, LLC (LOC - Federal Home Loan
                 Bank of Chicago)                                     0.30         8/01/2045           6,150
    7,000     Fiore Capital, LLC (LOC - Federal Home Loan
                 Bank of Chicago)                                     0.30         8/01/2045           7,000
    1,600     Houston County IDA (LOC - Wells Fargo Bank, N.A.)       0.33         8/01/2012           1,600
    3,200     Los Lunas (LOC - Wells Fargo Bank, N.A.)                0.33         2/01/2025           3,200
    3,980     New Plaza Management, LLC (LOC - U.S. Bank, N.A.)       0.32         2/01/2024           3,980
   89,185     New York City Housing Dev. Corp. (LOC -
                 Landesbank Hessen-Thuringen)                         0.33         6/01/2039          89,185

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  17,540     NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co)                                    0.59%        2/01/2027     $    17,540
   31,095     Paca-Pratt Associates, Inc. (LOC -
                 Manufacturers & Traders Trust Co)                    0.59         1/01/2038          31,095
    2,598     Pinnacle Properties Dev. Group, LLC (LOC -
                 PNC Bank, N.A.)                                      0.32         6/15/2041           2,598
    4,900     Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)           0.33        12/01/2033           4,900
    1,660     Secor Realty, Inc. (LOC - PNC Bank, N.A.)               0.32         4/01/2020           1,660
   19,165     SF Tarns, LLC (LOC - Bank of America, N.A.)             0.40        12/01/2025          19,165
    5,300     Stice-Hill Holding, LC (LOC - Hancock Bank of
                 Louisiana)                                           0.60        12/01/2023           5,300
   14,555     Stobro Co., LP (LOC - Federal Home Loan
                 Bank of Pittsburg)                                   0.53         1/01/2032          14,555
                                                                                                 -----------
                                                                                                     249,491
                                                                                                 -----------

              EDUCATION (4.3%)
    7,300     Baltimore County EDA (LOC - SunTrust Bank)              0.36        10/01/2031           7,300
    8,675     Calvin College (LOC - JPMorgan Chase Bank, N.A.)        0.30        10/01/2037           8,675
    4,317     Chicago (LOC - Fifth Third Bank)                        0.38         4/01/2027           4,317
    9,625     Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                       0.38         5/15/2038           9,625
    7,385     Lakewood Educational Facilities Auth. (LOC -
                 Fifth Third Bank)                                    0.38         8/01/2030           7,385
    9,000     Massachusetts Dev. Finance Agency (LOC -
                 Sovereign Bank)                                      0.40         1/01/2037           9,000
   16,100     Massachusetts Dev. Finance Agency (LOC -
                 RBS Citizens, N.A.)                                  0.33         7/01/2043          16,100
   10,000     Massachusetts Dev. Finance Agency (LOC -
                 RBS Citizens, N.A.)                                  0.50         7/01/2043          10,000
   11,475     Michigan Higher Education Facilities Auth. (LOC
                 - Comerica Bank, N.A.)                               0.29         8/01/2026          11,475
   17,985     Michigan Higher Education Facilities Auth. (LOC
                 - PNC Bank, N.A.)                                    0.27         4/01/2032          17,985
    4,695     Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                              0.27         4/01/2027           4,695
    7,975     Multnomah County (LOC - Key Bank, N.A.)                 0.35        12/01/2029           7,975
    6,925     Oakland County EDC (LOC - Comerica Bank, N.A.)          0.29        12/01/2032           6,925
    7,100     Oklahoma City Industrial & Cultural Facilities
                 Trust (LOC - Bank of America, N.A.)                  0.50         9/15/2016           7,100
   10,000     Orange County IDA (LOC - SunTrust Bank)                 0.65        10/01/2025          10,000
    5,960     Pittsburgh Technical Institute, Inc. (LOC - Wells
                 Fargo Bank, N.A.)                                    0.33        10/01/2015           5,960
    4,710     Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                     0.40         4/01/2035           4,710
   16,390     Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                     0.40         4/01/2036          16,390
    3,890     Rockland County IDA (LOC - TD Bank, N.A.)               0.28         5/01/2034           3,890
   15,290     Tompkins County IDA (LOC - HSBC Bank USA)               0.25         7/01/2026          15,290
   10,970     Univ. Athletic Association, Inc. (LOC - SunTrust
                 Bank)                                                0.36        10/01/2031          10,970
   11,915     Univ. of Cincinnati (LOC - Bayerische Landesbank)       0.41         6/01/2034          11,915
   15,410     Washington State Housing Finance Commission
                 (LOC - Bank of America, N.A.)                        0.27         7/01/2036          15,410
                                                                                                 -----------
                                                                                                     223,092
                                                                                                 -----------

              EDUCATION SERVICES (1.8%)
    4,080     Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)         0.32         2/01/2033           4,080
    3,740     Cornerstone Funding Corp. I (LOC - Comerica
                 Bank, N.A.)                                          3.17        11/01/2023           3,740

================================================================================

                                                   Portfolio of Investments | 6

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   8,599     Cornerstone Funding Corp. I (LOC - TD Bank,
                 N.A.)                                                1.34%        1/01/2025     $     8,599
    2,855     Educational Management Corp. (LOC - Wells
                 Fargo Bank, N.A.)                                    0.33         5/01/2023           2,855
    1,665     Grove City Church of the Nazarene (LOC - PNC
                 Bank, N.A.)                                          0.40         2/01/2024           1,665
    3,145     Indian Creek Christian Church, Inc (LOC - Fifth
                 Third Bank)                                          0.50         1/01/2056           3,145
   15,955     Indiana Educational Facilities Auth. (LOC - RBS
                 Citizens, N.A.)                                      0.46        10/01/2029          15,955
    4,000     Lexington-Fayette Urban County Government
                 (LOC - Fifth Third Bank)                             0.38         1/01/2033           4,000
    7,475     Loganville Christian Academy, Inc. (LOC - Key
                 Bank, N.A.)                                          0.46         6/01/2038           7,475
    2,890     Praise Tabernacle Outreach & Family Worship
                 Center (LOC - Comerica Bank, N.A.)                   0.32         6/03/2024           2,890
    6,170     Rhode Island EDC (LOC - RBS Citizens, N.A.)             0.50         3/01/2038           6,170
   10,350     Rhode Island Health and Educational Bulding
                 Corp. (LOC - RBS Citizens, N.A.)                     0.32         6/01/2035          10,350
    8,470     Roman Catholic Diocese of Charlotte (LOC -
                 Wells Fargo Bank, N.A.)                              0.33         5/01/2014           8,470
    2,435     St. Louis County IDA (LOC - Fifth Third Bank)           0.38         9/01/2038           2,435
    4,520     Summit Country Day School (LOC - U.S. Bank, N.A.)       0.60         2/01/2019           4,520
    3,300     Summit School (LOC - RBS Citizens, N.A.)                0.85         7/01/2027           3,300
    4,805     Yamhill County (LOC - Bank of America, N.A.)            0.60        10/01/2020           4,805
                                                                                                 -----------
                                                                                                      94,454
                                                                                                 -----------

              ELECTRIC UTILITIES (7.5%)
   19,500     Appling County Dev. Auth.                               0.32        12/01/2018          19,500
   61,190     Brazos River Auth. (LOC - Citibank, N.A.)               0.28        12/01/2036          61,190
   22,485     Converse County (LOC - Wells Fargo Bank, N.A.)          0.26        12/01/2020          22,485
   37,300     Garfield County Industrial Auth.                        0.43         1/01/2025          37,300
   13,300     Indiana Dev. Finance Auth.                              0.50        12/01/2038          13,300
   10,700     Indiana Dev. Finance Auth.                              0.59        12/01/2038          10,700
    3,930     Jackson County                                          0.36         7/01/2022           3,930
   13,500     Louisa County                                           0.37         9/01/2016          13,500
   22,000     Martin County                                           0.32         7/15/2022          22,000
   14,000     Miami-Dade County IDA                                   0.35         2/01/2023          14,000
   10,600     Mississippi Business Finance Corp.                      0.51         7/01/2025          10,600
    9,400     Mississippi Business Finance Corp.                      0.38        12/01/2027           9,400
   10,500     Mississippi Business Finance Corp.                      0.51         5/01/2028          10,500
   18,065     Monroe County Dev. Auth.                                0.33        12/01/2041          18,065
   20,800     Putnam County IDA                                       0.30         4/01/2032          20,800
   42,500     St. Lucie County                                        0.31         9/01/2028          42,500
    9,335     Sweetwater County (LOC - Wells Fargo Bank, N.A.)        0.26        12/01/2020           9,335
    6,305     Sweetwater County (LOC - Wells Fargo Bank, N.A.)        0.26        12/01/2020           6,305
   47,290     West Jefferson IDB                                      0.28         6/01/2028          47,290
                                                                                                 -----------
                                                                                                     392,700
                                                                                                 -----------

              ELECTRIC/GAS UTILITIES (1.5%)
    5,285     Florida Municipal Power Agency (LOC - SunTrust Bank)    0.34        10/01/2030           5,285
   39,400     Long Island Power Auth. (LOC - WestLB A.G.)             0.27         5/01/2033          39,400
    6,000     Long Island Power Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)(LOC - Landesbank
                 Baden-Wurttemberg)                                   0.30         5/01/2033           6,000
   25,000     Patriots Energy Group (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         6/01/2036          25,000
                                                                                                 -----------
                                                                                                      75,685
                                                                                                 -----------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
$   3,105     Seminole County IDA (LOC - PNC Bank, N.A.)              0.32%        4/03/2028     $     3,105
                                                                                                 -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,885     Putnam County IDA (LOC - RBS Citizens, N.A.)            0.50         7/01/2032           2,885
                                                                                                 -----------
              ESCROWED BONDS (0.3%)
   13,320     California State (LIQ) (a)                              0.31        12/01/2030          13,320
                                                                                                 -----------
              FOOD DISTRIBUTORS (0.3%)
    2,032     Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)         0.32         6/01/2022           2,032
    9,990     Putnam County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                          0.49        12/01/2024           9,990
    3,410     REG Properties, LLC (LOC - PNC Bank, N.A.)              0.32         4/01/2035           3,410
                                                                                                 -----------
                                                                                                      15,432
                                                                                                 -----------
              FOOD RETAIL (0.2%)
    3,240     Food Supply, Inc. (LOC - SunTrust Bank)                 0.65         5/01/2024           3,240
    8,630     Saubels Market, Inc. (LOC - Fulton Bank)                2.10         5/01/2034           8,630
                                                                                                 -----------
                                                                                                      11,870
                                                                                                 -----------
              FOREST PRODUCTS (0.1%)
      551     Chenango County IDA (LOC - Citizens Bank of
                 Pennsylvania)                                        0.88        12/01/2020             551
    5,900     Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                      0.33         2/01/2022           5,900
                                                                                                 -----------
                                                                                                       6,451
                                                                                                 -----------
              GAS UTILITIES (0.5%)
   27,165     Summit Utilities, Inc. (LOC - JPMorgan Chase
                 Bank, N.A.)                                          0.46         4/01/2038          27,165
                                                                                                 -----------
              GENERAL MERCHANDISE STORES (0.2%)
   12,640     Marion EDA (LOC - Key Bank, N.A.)                       0.58         2/01/2035          12,640
                                                                                                 -----------
              GENERAL OBLIGATION (4.2%)
    7,500     Bridgeview (LOC - Harris Bank, N.A.)                    0.36        12/01/2038           7,500
    7,500     California State (LOC - Citibank, N.A.)                 0.27         5/01/2033           7,500
   12,750     Covington (LOC - U.S. Bank, N.A.)                       0.60        12/01/2029          12,750
   13,865     Fiddler's Business Improvement District (LOC -
                 Key Bank, N.A.)                                      0.43        12/01/2037          13,865
   25,000     Fiddler's Business Improvement District (LOC -
                 Key Bank, N.A.)                                      0.35        12/01/2038          25,000
   34,945     Michigan Charter Township of Commerce (LOC
                 - Federal Home Loan Bank of Boston)                  0.29        10/01/2034          34,945
    9,100     New York City (LOC - JPMorgan Chase Bank, N.A.)         0.25         8/01/2016           9,100
   32,100     New York City (LOC - Bank of America, N.A.)             0.28         8/01/2034          32,100
   11,325     Oakland County Charter Township of
                 Commerce (LIQ)                                       1.88        10/01/2018          11,325
   65,265     Southern Ute Indian Tribe (a)                           0.41         1/01/2027          65,265
                                                                                                 -----------
                                                                                                     219,350
                                                                                                 -----------
              HEALTH CARE EQUIPMENT (0.1%)
    2,790     Rawcar Group, LLC (LOC - PNC Bank, N.A.)                0.32         4/01/2036           2,790
                                                                                                 -----------

================================================================================

                                                   Portfolio of Investments | 8

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (7.7%)
$   4,000     Bayfront Regional Dev. Auth. (LOC - PNC Bank,
                 N.A.)                                                0.28%       11/01/2027     $     4,000
   14,115     Bronson Lifestyle Improvement & Research
                 Center (LOC - Fifth Third Bank)                      0.60         9/01/2030          14,115
    7,235     Capital Markets Access Co., LC (LOC -
                 Comerica Bank, N.A.)                                 0.34         7/01/2025           7,235
    3,275     Christopher Place Management, LLC (LOC -
                 Fifth Third Bank)                                    2.02         5/01/2030           3,275
   21,745     Cleveland-Cuyahoga County (LOC - Key Bank,
                 N.A.)                                                0.43         1/01/2037          21,745
   10,225     Clinic Investment, LP (LOC - PNC Bank, N.A.)            0.32         6/01/2015          10,225
    1,550     Columbia County Capital Resource Corp. (LOC
                 - HSBC Bank USA)                                     0.37         7/01/2015           1,550
    2,760     Columbia County IDA (LOC - HSBC Bank USA)               0.37         7/01/2027           2,760
    3,235     Community Behavioral Healthcare Cooperative
                 of Pennsylvania (LOC - Fulton Bank)                  2.10         9/01/2027           3,235
    3,565     Crozer Keystone Health System (LOC - TD
                 Bank, N.A.)                                          0.40        12/15/2021           3,565
    1,675     District of Columbia (LOC - Manufacturers &
                 Traders Trust Co)                                    0.59         7/01/2032           1,675
    4,830     Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Atlanta)                                0.33         2/01/2024           4,830
    4,015     Franklin County Health Care Facilities Auth.
                 (LOC - PNC Bank, N.A.)                               0.27         7/01/2020           4,015
    5,555     Genoa Medical Dev., LLC (LOC - Fifth Third Bank)        0.50        12/01/2045           5,555
    5,450     Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)        0.32         7/01/2030           5,450
   16,200     Healthcare Network Properties, LLC (LOC -
                 PNC Bank, N.A.)                                      0.30         1/01/2029          16,200
   22,175     Healthcare Property Group, LLC (LOC -
                 SunTrust Bank)                                       0.65        12/01/2030          22,175
    7,895     Heart Center Cascades (LOC - Key Bank, N.A.)            0.58        12/01/2036           7,895
    5,605     Heart Property, LLC (LOC - PNC Bank, N.A.)              0.32         7/01/2026           5,605
    5,545     IHA Capital Dev., LLC (LOC - Fifth Third Bank)          0.50         6/01/2053           5,545
   16,560     Illinois Finance Auth. (LOC - Bank of America, N.A.)    0.28        12/01/2034          16,560
    6,850     Indiana Health and Educational Facility
                 Financing Auth. (LOC - Fifth Third Bank)             0.50         9/01/2036           6,850
    7,810     Jackson 2000, LLC (LOC - Key Bank, N.A.)                0.58         6/01/2049           7,810
    2,490     Labcon North America (LOC - Bank of the West)           0.35         1/01/2040           2,490
    5,825     Louisiana Public Facilities Auth. (LOC - Capital
                 One, N.A.)                                           0.71         7/01/2028           5,825
    5,325     MCE MOB IV, LP (LOC - PNC Bank, N.A.)                   0.30         8/01/2022           5,325
    8,770     Medical Properties Investment Co. - Walker,
                 LLC (LOC - Fifth Third Bank)                         0.50        11/01/2035           8,770
    8,030     MediLucent MOB I, LP (LOC - PNC Bank, N.A.)             0.30         8/01/2030           8,030
    7,240     Medina County (LOC - PNC Bank, N.A.)                    0.30         8/01/2037           7,240
   13,445     MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)             0.90        11/01/2035          13,445
   15,635     New Tristate Ventures, LLC (LOC - Fifth Third
                 Bank)                                                0.50         5/01/2026          15,635
    3,375     Ohio Presbyterian Retirement Services (LOC -
                 PNC Bank, N.A.)                                      0.32         7/01/2033           3,375
    5,430     Onondaga County IDA (LOC - HSBC Bank USA)               0.37         1/01/2023           5,430
   20,485     OSF Finance Co., LLC (LOC - PNC Bank, N.A.)             0.30        12/01/2037          20,485
   21,065     OSS Realty Co. (LOC - Federal Home Loan
                 Bank of Pittsburg) (a)                               0.36         9/01/2034          21,065
    6,000     PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)       0.33        12/01/2024           6,000
   21,800     Polk County IDA (LOC - Bank of America, N.A.)           0.38        12/01/2018          21,800

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   4,120     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30%        8/01/2037     $     4,120
   24,750     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037          24,750
    2,300     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037           2,300
    7,110     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037           7,110
    4,950     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037           4,950
    3,200     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037           3,200
    2,725     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037           2,725
    1,700     Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.30         8/01/2037           1,700
    9,805     San Juan Regional Medical Center, Inc. (LOC -
                 Bank of Nova Scotia)                                 0.39         6/01/2037           9,805
    9,975     Smith of Georgia, LLC (LOC - Fifth Third Bank)          0.61        12/01/2024           9,975
    2,710     Surgery Center Financing Corp. (LOC - PNC
                 Bank, N.A.)                                          0.32         4/01/2020           2,710
    3,400     Woodbury County (LOC - Wells Fargo Bank, N.A.)          0.33        12/01/2014           3,400
                                                                                                 -----------
                                                                                                     403,530
                                                                                                 -----------
              HEALTH CARE SERVICES (0.3%)
    9,390     Central Ohio Medical Textiles (LOC - PNC
                 Bank, N.A.)                                          0.30         3/01/2023           9,390
    8,345     Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                           0.38        11/01/2032           8,345
                                                                                                 -----------
                                                                                                      17,735
                                                                                                 -----------
              HEALTH MISCELLANEOUS (0.6%)
   20,590     Everett Clinic P.S. (LOC - Bank of America, N.A.)       0.33         5/01/2027          20,590
    5,250     Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                                0.38         8/01/2023           5,250
    5,845     Mississippi Business Finance Corp. (LOC -
                 Federal Home Loan Bank of Dallas)                    0.28         6/01/2029           5,845
                                                                                                 -----------
                                                                                                      31,685
                                                                                                 -----------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
    6,670     Mississippi Business Finance Corp. (LOC -
                 Regions Bank)                                        1.25        10/01/2018           6,670
                                                                                                 -----------
              HOME FURNISHINGS (0.2%)
    4,240     Caddo Parish IDB (LOC - Capital One, N.A.)              0.37         7/01/2024           4,240
    1,695     Maryland EDC (LOC - Manufacturers & Traders
                 Trust Co)                                            0.59         8/01/2016           1,695
    4,600     St. Tammany Parish Dev. District (LOC -
                 SunTrust Bank)                                       0.65         7/01/2038           4,600
                                                                                                 -----------
                                                                                                      10,535
                                                                                                 -----------
              HOME IMPROVEMENT RETAIL (0.4%)
    7,735     Brookhaven, IDA (LOC - Capital One, N.A.)               0.54         1/01/2025           7,735
   11,750     Savannah EDA (LOC - SunTrust Bank)                      0.70         8/01/2025          11,750
                                                                                                 -----------
                                                                                                      19,485
                                                                                                 -----------
              HOSPITAL (3.7%)
    3,130     Albany IDA (LOC - RBS Citizens, N.A.)                   0.97         5/01/2035           3,130

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   2,700     Chesapeake Hospital Auth. (LOC - Federal
                 Home Loan Bank of Atlanta)                           0.28%        7/01/2031     $     2,700
    3,420     Fayette County (LOC - PNC Bank, N.A.)                   0.30         8/01/2023           3,420
    8,550     Floyd County (LOC - JPMorgan Chase Bank, N.A.)          0.36        12/01/2020           8,550
   26,650     Illinois Finance Auth. (LOC - RBS Citizens,
                 N.A.)                                                0.45         4/01/2041          26,650
   25,000     Illinois Health Facilities Auth. (INS)(LIQ)             0.30         9/01/2032          25,000
   11,200     Indiana Health Facility Financing Auth. (LOC -
                 Bank of America, N.A.)                               0.32         1/01/2019          11,200
   20,650     Johnson City Health and Educational Facilities
                 Board (LOC - U.S. Bank, N.A.)                        0.30         7/01/2033          20,650
   19,500     Johnson City Health and Educational Facilities
                 Board (LOC - Mizuho Corporate Bank, Ltd.)            0.34         7/01/2033          19,500
   15,000     Kentucky Economic Dev. Finance Auth. (INS)(LIQ)         0.31         8/01/2018          15,000
   20,000     Massachusetts Health and Educational Facilities
                 Auth. (LOC - JPMorgan Chase Bank, N.A.)              0.27        10/01/2049          20,000
    9,000     Michigan Hospital Finance Auth. (INS)(LIQ)              0.28         6/01/2022           9,000
    5,425     Missouri Health and Educational Facilities Auth.
                 (LOC - KBC Bank, N.V.)                               0.28         8/01/2029           5,425
   17,000     Oklahoma Dev. Finance Auth. (LOC - Bank of
                 America, N.A.)                                       0.31        12/01/2038          17,000
    4,360     Pinellas County Health Facilities Auth. (LOC -
                 SunTrust Bank)                                       0.36         7/01/2034           4,360
                                                                                                 -----------
                                                                                                     191,585
                                                                                                 -----------

              HOTELS, RESORTS, & CRUISE LINES (0.9%)
    4,755     Albany-Dougherty Inner City EDA (LOC -
                 SunTrust Bank)                                       0.65        11/01/2023           4,755
    2,645     Connecticut Dev. Auth. (LOC - TD Bank, N.A.)            0.29        12/01/2028           2,645
   14,650     Forward Corp. (LOC - Fifth Third Bank)                  0.50        12/01/2030          14,650
    4,600     Massachusetts Port Auth. (LOC - Royal Bank of
                 Scotland plc)                                        0.25         3/01/2018           4,600
   20,900     San Antonio Empowerment Zone Dev. Corp.
                 (LOC - U.S. Bank, N.A.)                              0.35        10/01/2035          20,900
                                                                                                 -----------
                                                                                                      47,550
                                                                                                 -----------

              HOUSEHOLD APPLIANCES (0.2%)
   12,650     Mississippi Business Finance Corp. (LOC -
                 Wells Fargo Bank, N.A.)                              0.32         6/01/2015          12,650
                                                                                                 -----------

              INDUSTRIAL MACHINERY (0.4%)
    6,205     AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)        0.32         5/01/2021           6,205
    4,666     Allegheny County IDA (LOC - PNC Bank, N.A.)             0.30        11/01/2027           4,666
    3,130     Boone County (LOC - Fifth Third Bank)                   0.53         7/01/2026           3,130
    2,075     Lynchburg IDA (LOC - PNC Bank, N.A.)                    0.36         3/01/2029           2,075
    2,385     Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                                0.53         3/01/2023           2,385
    3,695     Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)       0.32        11/01/2012           3,695
                                                                                                 -----------
                                                                                                      22,156
                                                                                                 -----------

              INTEGRATED OIL & GAS (1.1%)
   20,000     Calhoun County Navigation IDA                           0.37         1/01/2024          20,000
   16,400     Port of Bellingham IDC                                  0.30         7/01/2040          16,400
   10,000     Port of Port Arthur Navigation District                 0.31         4/01/2027          10,000
    2,800     Valdez Marine Terminal                                  0.29         7/01/2037           2,800

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  10,700     Valdez Marine Terminal                                  0.29%        7/01/2037     $    10,700
                                                                                                 -----------
                                                                                                      59,900
                                                                                                 -----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   11,255     South Central Communications Corp. (LOC -
                 Fifth Third Bank)                                    0.50         4/01/2018          11,255
                                                                                                 -----------
              LEISURE FACILITIES (1.6%)
    5,900     Cattail Creek Country Club, Inc. (LOC -
                 Manufacturers & Traders Trust Co)                    0.59         3/01/2031           5,900
    3,500     Healthtrack Sports & Wellness, LP (LOC -
                 JPMorgan Chase Bank, N.A.)                           0.33         2/15/2027           3,500
   75,000     Twins Ballpark, LLC (INS)(LIQ)(LIQ) (a)                 0.44        10/01/2034          75,000
                                                                                                 -----------
                                                                                                      84,400
                                                                                                 -----------
              LEISURE PRODUCTS (0.5%)
    9,325     Fun Entertainment, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.33         1/01/2025           9,325
    6,000     Monroe County IDB (LOC - SunTrust Bank)                 0.70         1/01/2021           6,000
    2,920     Rhode Island Industrial Facilities Corp. (LOC -
                 RBS Citizens, N.A.)                                  0.50         2/01/2021           2,920
    5,310     Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)           0.65         6/01/2033           5,310
                                                                                                 -----------
                                                                                                      23,555
                                                                                                 -----------

              LIFE & HEALTH INSURANCE (0.2%)
    9,580     Lavonne Johnson Life Insurance Trust (LOC -
                 Compass Bank)                                        0.60         5/01/2030           9,580
    1,850     Ronald Ray Irrevocable Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)            0.33         8/01/2022           1,850
                                                                                                 -----------
                                                                                                      11,430
                                                                                                 -----------

              MARINE (0.1%)
    6,730     Washington Economic Dev. Finance Auth. (LOC
                 - Key Bank, N.A.)                                    0.71         3/01/2037           6,730
                                                                                                 -----------
              MISCELLANEOUS (0.4%)
   10,555     Long Beach (LOC - Wells Fargo Bank, N.A.)               0.26        11/01/2030          10,555
   12,100     Michigan Municipal Bond Auth. (LOC - Fifth
                 Third Bank)                                          0.50        11/01/2037          12,100
                                                                                                 -----------
                                                                                                      22,655
                                                                                                 -----------
              MULTIFAMILY HOUSING (1.8%)
    8,400     Alabama Housing Finance Auth. (LOC - U.S.
                 Bank, N.A.)                                          0.30         4/01/2037           8,400
   12,500     Independence Place Fort Campbell Patriots,
                 LLC (LOC - Bank of America, N.A.)                    0.40         1/01/2040          12,500
    3,500     Provence, LLC (LOC - Bank of America, N.A.)             0.50         9/01/2037           3,500
    4,770     South Carolina Housing Finance & Dev. Auth.
                 (LOC - SunTrust Bank)                                0.70        12/01/2033           4,770
   66,405     Washington Housing Finance Commission
                 (LOC - HSH Nordbank A.G.)                            1.25         3/01/2036          66,405
                                                                                                 -----------
                                                                                                      95,575
                                                                                                 -----------

              NURSING/CCRC (3.2%)
    4,900     Bucks County IDA (LOC - Citizens Bank of
                 Pennsylvania)                                        0.38         1/01/2037           4,900
    3,390     Colorado Health Facilities Auth. (LOC -
                 Sovereign Bank)                                      0.56         8/01/2030           3,390

================================================================================

                                                   Portfolio of Investments | 12

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   2,740     Colorado Health Facilities Auth. (LOC -
                 Compass Bank)                                        0.51%        8/15/2034     $     2,740
    4,495     Erie County IDA (LOC - Sovereign Bank)                  0.36        11/15/2036           4,495
    5,040     Escambia County Health Facilities Auth. (LOC -
                 Bank of America, N.A.)                               0.30        11/15/2015           5,040
   11,500     Escambia County Health Facilities Auth. (LOC -
                 Bank of America, N.A.)                               0.30        11/15/2029          11,500
    2,970     Indiana Finance Auth. (LOC - Federal Home
                 Loan Bank of Indianapolis)                           0.68         7/01/2029           2,970
   13,045     Langhorne Manor Higher Education & Health
                 Auth. (LOC - Citizens Bank of
                 Pennsylvania)                                        0.31        10/01/2032          13,045
   22,085     Langhorne Manor Higher Education & Health
                 Auth. (LOC - Citizens Bank of
                 Pennsylvania)                                        0.31        10/01/2032          22,085
    1,200     Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders Trust Co)             0.59        12/01/2034           1,200
   26,260     Montgomery County EDC (LOC - Manufacturers
                 & Traders Trust Co)                                  0.28         3/01/2034          26,260
   32,395     Moon IDA (LOC - Bank of Scotland)                       0.27         7/01/2038          32,395
    9,480     Multnomah County (LOC - Bank of Scotland)               0.84        10/01/2047           9,480
   16,305     Nassau County IDA (LOC - Bank of America, N.A.)         0.35         1/01/2028          16,305
    1,330     Roanoke County EDA (LOC - Branch Banking &
                 Trust Co.)                                           1.26        10/01/2028           1,330
    8,765     Schenectady County IDA (LOC - RBS Citizens, N.A.)       0.85         2/01/2037           8,765
                                                                                                 -----------
                                                                                                     165,900
                                                                                                 -----------

              OIL & GAS REFINING & MARKETING (0.6%)
   14,350     Delaware EDA                                            0.31         8/01/2029          14,350
   15,750     Pennsylvania EDA (LOC - JPMorgan Chase Bank, N.A.)      0.29        10/01/2034          15,750
                                                                                                 -----------
                                                                                                      30,100
                                                                                                 -----------

              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   20,000     St James Parish (LOC - JPMorgan Chase Bank, N.A.)       0.28         7/01/2040          20,000
                                                                                                 -----------

              PACKAGED FOODS & MEAT (0.4%)
    4,305     Brewster Dairy, Inc. (LOC - BMO Bank of Montreal)       0.32         4/03/2023           4,305
    2,965     Lancaster IDA (LOC - Fulton Bank)                       2.10         6/01/2027           2,965
    2,545     Laurel County (LOC - Fifth Third Bank)                  0.65         3/01/2015           2,545
    5,320     Laurel County (LOC - Wells Fargo Bank, N.A.)            0.33         5/01/2033           5,320
    6,690     St. Tammany Parish (LOC - Federal Home Loan
                 Bank of Dallas)                                      0.31         7/01/2022           6,690
                                                                                                 -----------
                                                                                                      21,825
                                                                                                 -----------

              PAPER PACKAGING (0.0%)
    1,950     Washington Finance EDA (LOC - Wells Fargo
                 Bank, N.A.)                                          0.33         4/01/2033           1,950
                                                                                                 -----------

              PAPER PRODUCTS (0.3%)
   11,100     Fayette County (LOC - Bank of America, N.A.)            0.43         5/01/2018          11,100
    5,600     Willacoochee Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                                0.38         5/01/2021           5,600
                                                                                                 -----------
                                                                                                      16,700
                                                                                                 -----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (0.0%)
$   2,520     Suffolk County IDA (LOC - Citibank, N.A.)               0.55%       12/01/2019     $     2,520
                                                                                                 -----------
              PUBLISHING (0.1%)
    4,490     New York Dormitory Auth. (LOC - Landesbank
                 Hessen-Thuringen)                                    0.29         7/01/2023           4,490
                                                                                                 -----------
              REAL ESTATE OPERATING COMPANIES (8.8%)
   13,105     411 Seventh Avenue Associates, LP (LOC -
                 PNC Bank, N.A.)                                      0.32         1/01/2027          13,105
    4,600     Beaver Creek Enterprises, Inc. (LOC - PNC
                 Bank, N.A.)                                          0.32         3/02/2020           4,600
    3,210     Cain Capital Investments, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                        0.35        10/01/2046           3,210
    2,030     Chicago (LOC - Bank of America, N.A.)                   0.33         3/01/2039           2,030
    8,750     Cobb County Housing Auth. (LOC - Federal
                 Home Loan Bank of Atlanta)                           0.33        10/01/2035           8,750
   28,710     DeKalb County Housing Auth. (LIQ)(LOC -
                 Citigroup, Inc.) (a)                                 0.40        11/07/2012          28,710
    9,380     Donegal Crossing Associates, LLC (LOC -
                 Federal Home Loan Bank of Pittsburg)                 0.44         8/15/2027           9,380
    7,190     East Hempfield IDA (LOC - Fulton Bank)                  1.90        10/15/2026           7,190
   16,360     Fairway Park Properties, LLC (LOC - PNC
                 Bank, N.A.)                                          0.32        10/15/2026          16,360
   18,590     Florida Housing Finance Corp. (LOC - Key
                 Bank, N.A.)                                          0.50         6/15/2036          18,590
    3,175     Fountains Apartments, LLC (LOC - Fifth Third
                 Bank)                                                0.67         9/01/2036           3,175
    1,750     Fulton County Housing Auth. (LOC - Federal
                 Home Loan Bank of Atlanta)                           0.38         2/01/2041           1,750
    8,495     Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.50        12/01/2023           8,495
    9,252     Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.50        12/01/2044           9,252
    2,355     Hickory Creek Apartments, LLC (LOC - Fifth
                 Third Bank)                                          0.67         9/01/2036           2,355
    5,485     Illinois Housing Dev. Auth. (LOC - Bank of
                 America, N.A.)                                       0.42         1/01/2034           5,485
    2,465     Islip IDA (LOC - Citibank, N.A.)                        0.75        11/01/2020           2,465
    5,750     JJB Properties, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                      0.28         1/01/2036           5,750
    4,480     Jungs Station & Timberlane Village Associates
                 (LOC - Wells Fargo Bank, N.A.)                       0.27         9/01/2027           4,480
    5,680     Lodge Apartments Holdings, LLC (LOC - Wells
                 Fargo Bank, N.A.)                                    0.27         3/01/2026           5,680
   33,835     Maryland EDC (LOC - Bank of America,
                 N.A.)(LOC - U.S. Bank, N.A.)                         0.32         7/01/2040          33,835
   15,155     Massachusetts Dev. Finance Agency (LOC -
                 Bank of America, N.A.)(LOC - RBS
                 Citizens, N.A.)                                      0.40         3/01/2034          15,155
   39,000     Massachusetts Dev. Finance Agency (LOC -
                 Bayerische Landesbank)                               0.31        12/01/2040          39,000
    5,885     MB & B Holdings, LLC (LOC - Harris Bank, N.A.)          0.77         7/31/2034           5,885
    3,815     MRN, LP (LOC - U.S. Bank, N.A.)                         0.32        12/01/2033           3,815
   10,000     Nashville and Davidson County Health and
                 Educational Facilities Board (LOC - Fifth
                 Third Bank)                                          0.46         9/01/2036          10,000
   15,200     Net Magan, LLC (LOC - Wells Fargo Bank, N.A.)           0.28         4/01/2026          15,200
    9,300     New York City Housing Dev. Corp. (LOC -
                 Landesbank Hessen-Thuringen)                         0.31        12/01/2036           9,300
   10,000     New York City Housing Dev. Corp. (LOC - RBS
                 Citizens, N.A.)                                      0.32         3/01/2048          10,000
   36,175     New York City Housing Dev. Corp. (LOC - RBS
                 Citizens, N.A.)                                      0.32         3/01/2048          36,175

================================================================================

                                                   Portfolio of Investments | 14

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   5,385     Orange County Housing Finance Auth. (LOC -
                 Compass Bank)                                        0.47%        1/15/2040     $     5,385
    8,370     Orange County Housing Finance Auth. (LOC -
                 Federal Home Loan Bank of Atlanta)                   0.32         8/15/2042           8,370
    7,730     Orange County Housing Finance Auth. (LOC -
                 Federal Home Loan Bank of Atlanta)                   0.32         8/15/2042           7,730
    3,100     Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Bank, N.A.)                               0.30         4/01/2035           3,100
    2,760     Richfield Technology Associates, LLC (LOC -
                 U.S. Bank, N.A.)                                     0.32         4/01/2020           2,760
    5,175     Seattle Housing Auth. (LOC - Key Bank, N.A.)            0.45         3/01/2039           5,175
    9,325     Shepherd Capital, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                          0.33        11/01/2052           9,325
   21,495     South Carolina Jobs EDA (LOC - SunTrust Bank)           0.70        12/01/2035          21,495
    7,345     Sugar Creek Finance Co., LLC (LOC - PNC
                 Bank, N.A.)                                          0.32         6/01/2042           7,345
    6,752     TKBF, LLC (LOC - Fifth Third Bank)                      0.50         3/01/2108           6,752
   15,840     Trinity Funding, LLC (LOC - Fifth Third Bank)           0.50         3/01/2036          15,840
    9,250     Wake County Housing Auth. (LOC - SunTrust Bank)         0.70        12/01/2033           9,250
   15,925     Willow Interests, LLC (LOC - Fifth Third Bank)          0.61         4/01/2025          15,925
                                                                                                 -----------
                                                                                                     457,629
                                                                                                 -----------
              REAL ESTATE SERVICES (0.3%)
   15,000     District of Columbia (LOC - SunTrust Bank)              0.70         4/01/2024          15,000
                                                                                                 -----------
              REAL ESTATE TAX/FEE (0.1%)
    6,000     Jasper, Morgan, Newton, & Walton County
                 (LOC - Bank of America, N.A.)                        0.30        12/01/2020           6,000
                                                                                                 -----------
              REGIONAL BANKS (0.1%)
    3,000     Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                     0.36         2/01/2030           3,000
                                                                                                 -----------
              REITs - DIVERSIFIED (0.1%)
    6,780     New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                         0.32         5/01/2042           6,780
                                                                                                 -----------
              RESEARCH & CONSULTING SERVICES (0.6%)
   28,615     Fuller Road Management Corp. (LOC - Key Bank, N.A.)     0.53         7/01/2037          28,615
                                                                                                 -----------
              SALES TAX (0.1%)
    5,600     Arista Metropolitan District (LOC - Compass Bank)       1.00        12/01/2030           5,600
                                                                                                 -----------
              SINGLE FAMILY HOUSING (0.5%)
    3,975     Montgomery County (NBGA)(NBGA)                          0.30         7/01/2039           3,975
   10,440     Vermont Housing Finance Agency (INS)(LIQ)               0.44        11/01/2035          10,440
   12,945     Vermont Housing Finance Agency (INS)(LIQ)               0.44        11/01/2036          12,945
                                                                                                 -----------
                                                                                                      27,360
                                                                                                 -----------

              SOFT DRINKS (0.2%)
    4,500     Blackfoot IDC (LOC - Key Bank, N.A.)                    0.55        11/01/2027           4,500
    3,350     Mississippi Business Finance Corp. (LOC -
                 JPMorgan Chase Bank, N.A.)                           0.30        10/01/2033           3,350
                                                                                                 -----------
                                                                                                       7,850
                                                                                                 -----------

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              SPECIAL ASSESSMENT/TAX/FEE (1.1%)
$   8,405     Denver Urban Renewal Auth. (LOC - Compass Bank)         0.86%        9/01/2017     $     8,405
    2,425     Lake Oswego Redevelopment Agency (LOC -
                 Wells Fargo Bank, N.A.)                              0.33         6/01/2020           2,425
   13,445     Sheridan Redevelopment Agency (LOC -
                 Citibank, N.A.)                                      0.70        12/01/2029          13,445
   14,660     Timber Ridge Affordable Housing Corp. (LOC -
                 U.S. Bank, N.A.)                                     0.26        12/01/2032          14,660
   16,700     Township of Derry Commercial IDA (LOC - PNC
                 Bank, N.A.)                                          0.28        11/01/2030          16,700
                                                                                                 -----------
                                                                                                      55,635
                                                                                                 -----------

              SPECIALIZED CONSUMER SERVICES (0.4%)
   10,200     American Self Storage Corp. (LOC - Fifth Third
                 Bank)                                                0.50         5/01/2046          10,200
    6,555     Chicago Enterprise Zone (LOC - RBS Citizens, N.A.)      0.67        12/01/2032           6,555
    5,032     Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)      1.34         9/01/2025           5,032
                                                                                                 -----------
                                                                                                      21,787
                                                                                                 -----------

              SPECIALIZED FINANCE (0.3%)
    3,115     Chase Bailey Insurance (LOC - Compass Bank)             0.36         1/01/2030           3,115
   13,485     Driftwood Landing Corp. (LOC - PNC Bank, N.A.)          0.32         2/01/2022          13,485
                                                                                                 -----------
                                                                                                      16,600
                                                                                                 -----------
              SPECIALTY STORES (1.1%)
   30,000     Bass Pro Rossford Development Co., LLC (LOC
                 - Fifth Third Bank)                                  0.61        11/01/2027          30,000
   14,000     Blair County IDA (LOC - PNC Bank, N.A.)                 0.28        10/01/2028          14,000
    5,615     D&H Enterprises of Ohio, LLC (LOC - PNC
                 Bank, N.A.)                                          0.32        12/01/2025           5,615
    1,655     Flowerland Garden Centers of Cleveland, Inc.
                 (LOC - Fifth Third Bank)                             0.61         8/01/2026           1,655
    5,025     Spencer Co., Inc. (LOC - Federal Home Loan
                 Bank of Atlanta)                                     0.56         2/01/2021           5,025
                                                                                                 -----------
                                                                                                      56,295
                                                                                                 -----------
              STEEL (0.3%)
    7,145     Klein Steel Services, Inc. (LOC - Manufacturers
                 & Traders Trust Co)                                  0.59         8/01/2025           7,145
    3,355     Metaltec Steel Abrasive Co. (LOC - Comerica
                 Bank, N.A.)                                          0.40        11/01/2034           3,355
    2,500     Mississippi Business Finance Corp. (LOC -
                 Federal Home Loan Bank of Dallas)                    0.35         7/01/2020           2,500
                                                                                                 -----------
                                                                                                      13,000
                                                                                                 -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
    7,705     Fresno Leasing, LLC (LOC - Manufacturers &
                     Traders Trust Co)                                0.59        11/17/2030           7,705
                                                                                                 -----------
              TEXTILES (0.0%)
    1,650     South Carolina Jobs EDA (LOC - PNC Bank, N.A.)          0.36         5/01/2014           1,650
                                                                                                 -----------

================================================================================

                                                   Portfolio of Investments | 16

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              TIRES & RUBBER (0.0%)
$   2,200     West Virginia EDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                          0.88%       12/01/2015     $     2,200
                                                                                                 -----------
              TOLL ROADS (0.2%)
    8,530     MTA of New York (INS)(LIQ)                              0.32        11/01/2029           8,530
                                                                                                 -----------
              TRUCKING (0.2%)
   10,130     Dayton Freight Lines, Inc. (LOC - Fifth Third
                 Bank)                                                 0.50       12/01/2045          10,130
                                                                                                 -----------
              WATER UTILITIES (0.6%)
   12,600     Basic Water Co., LLC (LOC - U.S. Bank, N.A.)            0.27         8/01/2024          12,600
   17,280     Collier County IDA (LOC - SunTrust Bank)                0.70        10/01/2035          17,280
                                                                                                 -----------
                                                                                                      29,880
                                                                                                 -----------
              WATER/SEWER UTILITY (0.9%)
    4,022     Hesperia Public Financing Auth. (LOC - Bank of
                 America, N.A.)                                       0.50         6/01/2026           4,022
   37,500     Irvine Ranch Water District (LOC - Landesbank
                 Baden-Wurttemberg)                                   0.30         7/01/2035          37,500
    7,320     Olivenhain Municipal Water District (LOC - Bank
                 of America, N.A.)                                    0.38         6/01/2022           7,320
                                                                                                 -----------
                                                                                                      48,842
                                                                                                 -----------
              Total Variable-Rate Demand Notes (cost: $4,214,575)                                  4,214,575
                                                                                                 -----------

              ADJUSTABLE-RATE NOTES (0.8%)

              ELECTRIC/GAS UTILITIES (0.8%)
   40,000     South Carolina Public Service Auth. (cost: $40,000)     0.51         7/15/2011          40,000
                                                                                                 -----------

              TOTAL INVESTMENTS (COST: $5,110,542)                                               $ 5,110,542
                                                                                                 ===========


($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------
                                                    (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                                  QUOTED PRICES         OTHER            SIGNIFICANT
                                                    IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                                     MARKETS          OBSERVABLE            INPUTS
                                                  FOR IDENTICAL         INPUTS
ASSETS                                                ASSETS                                                            TOTAL
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS:
  FIXED-RATE INSTRUMENTS                          $          --      $   171,424        $          --          $      171,424
  COMMERCIAL PAPER                                           --          674,543                   --                 674,543
  PUT BONDS                                                  --           10,000                   --                  10,000
  VARIABLE-RATE DEMAND NOTES                                 --        4,214,575                   --               4,214,575
BONDS:
  ADJUSTABLE-RATE NOTES                                      --           40,000                   --                  40,000
-----------------------------------------------------------------------------------------------------------------------------
Total                                             $          --      $ 5,110,542        $          --          $    5,110,542
-----------------------------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

18  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,216,163,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

================================================================================

19  | USAA Money Market Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABS     Asset-Backed Financing
EDA     Economic Development Authority
EDC     Economic Development Corp.
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
IDC     Industrial Development Corp.
MTA     Metropolitan Transportation Authority
REIT    Real Estate Investment Trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Comerica Bank, N.A., JPMorgan Chase Bank, N.A., PNC Bank, N.A., Societe Generale, TD Bank, N.A., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac, or Fannie Mae.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

21 | USAA Money Market Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.